Shareholders' capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' capital
Shareholders’ capital

(a)	Common shares
Number of common shares

	2018	2017
Common shares, beginning of year	431,765,935	274,087,018
Public offering (a)(i)	50,041,624	43,470,000
Conversion of convertible debentures (note 12(h))	56,926	108,370,081
Dividend reinvestment plan (a)(ii)	5,880,843	3,905,848
Exercise of share-based awards (c)	1,106,105	1,932,988
Common shares, end of year	488,851,433	431,765,935

Authorized
APUC is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board of Directors (the “Board”); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of APUC to receive pro rata the remaining property and assets of APUC, subject to the rights of any shares having priority over the common shares.
The Company has a shareholders’ rights plan (the “Rights Plan”) which expires in 2019. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.
(i)Public offering
On December 20, 2018, APUC issued 12,536,350 common shares at $10.09 (C$13.76) per share pursuant to a public offering for proceeds of $126,485 (C$172,500) before issuance costs of $366 (C$492).
On April 24, 2018, APUC issued 37,505,274 common shares at $9.23 (C$11.85) per share pursuant to a public offering for gross proceeds of $346,458 (C$444,437) before issuance costs of $590 (C$765).
On November 10, 2017, APUC issued 43,470,000 common shares at $10.45 (C$13.25) per share pursuant to a public offering for proceeds of $454,158 (C$576,000) before issuance costs of $19,193 (C$24,342) or $14,109 (C$17,895) net of taxes.

(ii)	Dividend reinvestment plan
The Company has a common shareholder dividend reinvestment plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional common shares acquired through the reinvestment of cash dividends are purchased in the open market or are issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time. Subsequent to year-end, APUC issued an additional 1,606,001 common shares under the dividend reinvestment plan.

13.	Shareholders’ capital (continued)

(b)	Preferred shares
APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board.
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2018 and 2017:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299

The holders of Series A preferred shares are entitled to receive quarterly fixed cumulative preferential cash dividends, if, as and when declared by the Board. The dividend for each year up to, but excluding December 31, 2018 was an annual amount of C$1.125 per share. The dividend rate for the five-year period from and including December 31, 2018 to but excluding December 31, 2023 will be $1.2905. The Series A dividend rate will reset on December 31, 2023 and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The Series A preferred shares are redeemable at C$25 per share at the option of the Company on December 31, 2023 and every fifth year thereafter.
The holders of Series D preferred shares are entitled to receive fixed cumulative preferential dividends as and when declared by the Board at an annual amount of C$1.25 per share for each year up to, but excluding March 31, 2019. The Series D dividend rate will reset on that date and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 3.28%. The Series D preferred shares are redeemable at C$25 per share at the option of the Company on March 31, 2019 and every fifth year thereafter.
The holders of Series A and Series D preferred shares have the right to convert their shares into cumulative floating rate preferred shares, Series B and Series E, respectively, subject to certain conditions, on December 31, 2018 and March 31, 2019, respectively, and every fifth year thereafter. The Series A did not convert to Series B on December 31, 2018. The Series B and Series E preferred shares will be entitled to receive quarterly floating-rate cumulative dividends, as and when declared by the Board, at a rate equal to the then ninety-day Government of Canada treasury bill yield plus 2.94% and 3.28%, respectively. The holders of Series B and Series E preferred shares will have the right to convert their shares back into Series A and Series D preferred shares on December 31, 2023 and March 31, 2019, respectively and every fifth year thereafter. The Series A, Series B, Series D and Series E preferred shares do not have a fixed maturity date and are not redeemable at the option of the holders thereof.
The Company has 100 redeemable Series C preferred shares issued and outstanding. The mandatorily redeemable Series C preferred shares are recorded as a liability on the consolidated balance sheets as they are mandatorily redeemable for cash (note 12(g)).

(c)	Share-based compensation
For the year ended December 31, 2018, APUC recorded $9,458 (2017 - $8,361) in total share-based compensation expense detailed as follows:

	2018	2017
Share options	$2,054	$3,070
Director deferred share units	714	593
Employee share purchase	312	436
Performance and restricted share units	6,378	4,262
Total share-based compensation	$9,458	$8,361

13.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)
The compensation expense is recorded as part of administrative expenses in the consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of December 31, 2018, total unrecognized compensation costs related to non-vested options and PSUs were $1,221 and $8,243, respectively, and are expected to be recognized over a period of 1.64 and 1.60 years, respectively.

(i)	Share option plan
The Company’s share option plan (the “Plan”) permits the grant of share options to key officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 8% of the number of shares outstanding at the time the options are granted.
The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options which is then exercisable in exchange for the “In-the-Money Amount”. In accordance with the Plan, the “In-The-Money Amount” represents the excess, if any, of the market price of a share at such time over the option price, in each case such “In-the-Money Amount” being payable by the Company in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.
In the case of qualified retirement, the Board may accelerate the vesting of the unvested options then held by the optionee at the Board’s discretion. All vested options may be exercised within ninety days after retirement. In the case of death, the options vest immediately and the period over which the options can be exercised is one year. In the case of disability, options continue to vest and be exercisable in accordance with the terms of the grant and the provisions of the plan. Employees have up to thirty days to exercise vested options upon resignation or termination.
In the event that the Company restates its financial results, any unpaid or unexercised options may be cancelled at the discretion of the Board (or the compensation committee of the Board (“Compensation Committee”)) in accordance with the terms of the Company's clawback policy.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the adjusted historical volatility of the Company’s shares.  The expected life was based on experience to-date. The dividend yield rate was based upon recent historical dividends paid on APUC shares.
The following assumptions were used in determining the fair value of share options granted:

	2018		2017
Risk-free interest rate	2.1%		1.4%
Expected volatility	21%		25%
Expected dividend yield	4.8%		4.3%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	1.41	C$	1.45

13.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(i)	Share option plan (continued)
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2017	6,045,014	C$	9.64	6.27	C$	10,595
Granted	2,328,343	12.82		8.00	—
Exercised	(1,634,501)	7.81		3.76	7,696
Balance, December 31, 2017	6,738,856	C$	11.18	6.32	C$	19,380
Granted	1,166,717	12.80		8.00	—
Exercised	(1,589,211)	10.66		5.02	5,059
Forfeited	(23,720)	12.80		—	—
Balance, December 31, 2018	6,292,642	C$	11.61	5.75	C$	13,342
Exercisable, December 31, 2018	3,198,175	C$	10.44	4.93	C$	10,501

(ii)	Employee share purchase plan
Under the Company’s employee share purchase plan (“ESPP”), eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match (a) 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually, for Canadian employees, and (b) 15% of the employee contribution amount for the first fifteen thousand dollars per employee contributed annually, for U.S. employees. Common shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the contribution date on which such shares were acquired. At the Company’s option, the common shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX by an independent broker. The aggregate number of common shares reserved for issuance from treasury by APUC under the ESPP shall not exceed 2,000,000 common shares.
The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2018, a total of 252,698 common shares (2017 - 283,523) were issued to employees under the ESPP.

(iii)	Director's deferred share units
Under the Company’s Deferred Share Unit Plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in DSUs in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common shares. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. As of December 31, 2018, 380,656 (2017 - 293,906) DSUs were outstanding pursuant to the election of the directors to defer a percentage of their director’s fee in the form of DSUs. The aggregate number of common shares reserved for issuance from treasury by APUC under the DSU plan shall not exceed 1,000,000 common shares.

13.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(iv)	Performance and restricted share units
The Company offers a PSU and RSU plan to its employees as part of the Company’s long-term incentive program. PSUs are granted annually for three-year overlapping performance cycles. PSUs vest at the end of the three-year cycle and will be calculated based on established performance criteria. At the end of the three-year performance periods, the number of common shares issued can range from 2.0% to 237% of the number of PSUs granted. RSU vesting conditions and dates vary by grant and are outlined in each award letter. RSUs are not subject to performance criteria. Dividends accumulating during the vesting period are converted to PSUs and RSUs based on the market value of the shares on that date and are recorded in equity as the dividends are declared. None of these PSUs or RSUs have voting rights. Any PSUs or RSUs not vested at the end of a performance period will expire. The PSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. The aggregate number of common shares reserved for issuance from treasury by APUC under the PSU and RSU Plan shall not exceed 7,000,000 common shares.
Compensation expense associated with PSUs is recognized rateably over the performance period. Achievement of the performance criteria is estimated at the consolidated balance sheet dates. Compensation cost recognized is adjusted to reflect the performance conditions estimated to-date.
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2017	578,988	C$	9.82	1.74	C$	6,595
Granted, including dividends	811,974	13.54		2.00	—
Exercised	(374,973)	8.33		—	4,394
Forfeited	(60,961)	12.61		—	—
Balance, December 31, 2017	955,028	C$	12.30	1.84	C$	13,428
Granted, including dividends	791,524	12.41		2.00	—
Exercised	(285,551)	10.02		—	3,691
Forfeited	(68,869)	13.02		—	—
Balance, December 31, 2018	1,392,132	C$	12.75	1.60	C$	19,114
Exercisable, December 31, 2018	173,533	C$	11.66	—	C$	2,383

(v)	Bonus deferral RSUs
During the year, the Company introduced a new bonus deferral RSU program to certain of its employees. Eligible employees have the option to receive a portion or all of their annual bonus payment in RSUs in lieu of cash. The RSUs provide for settlement in shares, and therefore these options are accounted for as equity awards. The RSUs granted are 100% vested and therefore, compensation expense associated with RSUs is recognized immediately upon issuance.

13.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(iv)	Bonus deferral RSUs
A summary of the bonus deferral RSUs follows:

	Number of awards	Weighted average grant-date fair value		Aggregate intrinsic value
Balance, December 31, 2017	—	C$	—		$—
Granted, including dividends	131,611	12.82		—
Exercised	(4,545)	12.82		61
Balance and exercisable, December 31, 2018	127,066	C$	12.82	C$	1,745